Discontinued operations (Details Narrative) $ in Thousands, $ in Thousands					12 Months Ended
	Jul. 02, 2024 USD ($)	Jul. 02, 2024 AUD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 AUD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2022 AUD ($)
IfrsStatementLineItems [Line Items]
Sold for consideration	$ 800	$ 1,200
Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					$ 3,900	$ 5,400
Initial estimate of fair value													$ 4,500	$ 2,700
Fair value discounted percentage													10.00%	10.00%
Net deferred receivable											$ 600	$ 900
Advisory fees					400	500
Net assets sold					$ 7,000	$ 10,100
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Sold for consideration							$ 791	$ 1,211
Working capital adjustments	2,700	4,000
Net assets sold	30	100
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 800	$ 1,300
Net assets sold							(36)	(54)
Disposal groups classified as held for sale [member] | Kenshaw Solar Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Working capital adjustments			$ 2,900	$ 4,300
Net assets sold									$ (283)	$ (397)